Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries and fees		$ 942,816	$ 506,164
Termination payments		1,287,509	1,199,899
Key Management Personnel [Memeber]
Disclosure of transactions between related parties [line items]
Salaries and fees		2,165,459	1,838,945
Termination payments	[1]	1,287,509	1,199,899
Share-based compensation		3,004,246	2,053,092
Total of key management personnel compensation		$ 6,457,214	$ 5,091,936

[1]	During 2020, the Company paid termination benefits of $1,199,899 to the former President and Chief Executive Officer. During 2021, the Company paid termination benefits of $782,000 and $405,509 to the former Vice President - General Counsel and Corporate Secretary, and the former Chief Financial Officer, respectively.